N-2	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0000810766
Amendment Flag	false
Document Type	N-CSRS/A
Entity Registrant Name	CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.